Operating expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Operating expenses
Employee costs	$ 3,241	$ 3,128		$ 3,045
Direct materials and services	1,166	1,089		1,087
Vehicle costs	368	360		345
Property costs	144	131		129
Depreciation and impairment of property, plant and equipment	135	129		123
Amortisation and impairment of intangible assets	236	287		250
Other operating expenses	960	778		630
Total operating expenses	$ 6,250	$ 5,902	[1]	$ 5,609	[1]

[1]	Refer to foreign currency translation in material accounting policies section.